Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	SHELTON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000778206
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2023
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Green California Tax-Free Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GREEN CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current tax-free income for California residents.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor’s, Moody’s or Fitch. In some cases, securities are not rated by independent agencies. The Fund will generally purchase an unrated security only if Shelton Capital Management, the investment advisor to the Fund, believes the security is of similar quality to an investment-grade issue. Shelton Capital Management will seek to invest in municipal bonds that meet environmental, social and governance screens so that the Fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, although generally the percentage is much higher. California municipal bonds include municipal bonds issued by the State of California and various municipalities located within California. Under normal market conditions, the Fund invests 80% of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in municipal bonds that meet environmental, social and governance screens that Shelton Capital Management evaluates as making such investments “green” investments for this purpose. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. These policies with respect to California and “green” investments may not be changed unless Fund shareholders are given at least 60 days prior notice. The Fund’s duration typically ranges from four to twelve years. Although the Fund is not prevented from holding bonds whose interest is subject to the federal alternative minimum tax (“AMT”), Shelton Capital Management seeks to invest primarily in non-AMT bonds. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Changes in the rating of a security will not necessarily result in the sale of that security.

The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 6.97% (Q3, 2009)

Worst Quarter: -4.74% (Q1, 2022)

Year to date performance as of 9/30/2023: -1.25%

Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Green California Tax-Free Income Fund | Bloomberg U.S. Municipal Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	1.25%
Green California Tax-Free Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Green California Tax-Free Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Green California Tax-Free Income Fund | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Green California Tax-Free Income Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Green California Tax-Free Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Green California Tax-Free Income Fund | ESG Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Green California Tax-Free Income Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. The income you earn from a Fund may decline due to declining interest rates. This is because, in a falling interest rate environment, a Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above), into lower-yielding securities.

Green California Tax-Free Income Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Green California Tax-Free Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. To the extent the Fund is managed as a non-diversified investment company, it is subject to the greater risk that the value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment- level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Green California Tax-Free Income Fund | U.S. Municipal Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Municipal Bond Risk. Like other bonds, U.S. municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

Green California Tax-Free Income Fund | State-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

State-Specific Risk. Since the Fund only invests in securities issued by entities in the state of California, it is exposed to economic and political developments in California that negatively impact those issuers.

Green California Tax-Free Income Fund | Bankruptcy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.
Green California Tax-Free Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Green California Tax-Free Income Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Green California Tax-Free Income Fund | Green California Tax-Free Income Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFNTX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2013	rr_AnnualReturn2013	(0.96%)
Annual Return 2014	rr_AnnualReturn2014	6.53%
Annual Return 2015	rr_AnnualReturn2015	2.17%
Annual Return 2016	rr_AnnualReturn2016	(0.53%)
Annual Return 2017	rr_AnnualReturn2017	3.34%
Annual Return 2018	rr_AnnualReturn2018	0.96%
Annual Return 2019	rr_AnnualReturn2019	4.84%
Annual Return 2020	rr_AnnualReturn2020	3.22%
Annual Return 2021	rr_AnnualReturn2021	(0.04%)
Annual Return 2022	rr_AnnualReturn2022	(6.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.74%)
1 Year	rr_AverageAnnualReturnYear01	(6.28%)
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Green California Tax-Free Income Fund | Green California Tax-Free Income Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.98%)
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
10 Years	rr_AverageAnnualReturnYear10	0.36%
Green California Tax-Free Income Fund | Green California Tax-Free Income Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	0.59%
S&P 500 Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500 INDEX FUND Ticker Symbols: SPFIX and SPXKX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy hold, and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The S&P 500 Index Fund seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Composite Stock Price Index. The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 92% of the total market Index as measured by the S&P Composite 1500. As of November 30, 2023, companies included in the Index range from $4.5 billion to $2,954 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $31.2 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as MidCap stocks, SmallCap stocks, bonds and money market instruments outperform LargeCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P 500 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 20.46% (Q2, 2020)

Worst Quarter: -21.58% (Q4, 2008)

Year to date performance as of 9/30/2023: 12.67%

Date of inception: 4/20/92

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P 500 Index Fund | S&P 500 Composite Stock Price Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	9.40%
S&P 500 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
S&P 500 Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

S&P 500 Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

S&P 500 Index Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

S&P 500 Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure.

S&P 500 Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

S&P 500 Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

S&P 500 Index Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

S&P 500 Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

S&P 500 Index Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

S&P 500 Index Fund | S&P 500 Index Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPFIX
Redemption Fee	rr_RedemptionFee	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 10.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 618
Annual Return 2013	rr_AnnualReturn2013	32.00%
Annual Return 2014	rr_AnnualReturn2014	13.28%
Annual Return 2015	rr_AnnualReturn2015	1.07%
Annual Return 2016	rr_AnnualReturn2016	11.92%
Annual Return 2017	rr_AnnualReturn2017	21.54%
Annual Return 2018	rr_AnnualReturn2018	(4.69%)
Annual Return 2019	rr_AnnualReturn2019	30.89%
Annual Return 2020	rr_AnnualReturn2020	17.79%
Annual Return 2021	rr_AnnualReturn2021	28.10%
Annual Return 2022	rr_AnnualReturn2022	(18.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	10.50%
S&P 500 Index Fund | S&P 500 Index Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.25%)
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	10.83%
S&P 500 Index Fund | S&P 500 Index Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.02%)
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	9.98%
S&P 500 Index Fund | S&P 500 Index Fund - K Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPXKX
Redemption Fee	rr_RedemptionFee	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 10.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,220
S&P MidCap Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	S&P MIDCAP INDEX FUND Ticker Symbols: SPMIX and MIDKX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The S&P MidCap Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the S&P MidCap 400 Index. The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 5.6% of the total market index as measured by the S&P Composite 1500. As of November 30, 2023, companies included in the S&P MidCap 400 Index range from $2.2 billion to $33 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $5.8 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in mid-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P MidCap 400 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the Index and the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 24.72% (Q4, 2020)

Worst Quarter: -29.68% (Q1, 2020)

Year to date performance as of 9/30/2023: 3.98%

Date of inception: 4/20/92

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P MidCap Index Fund | S&P MidCap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	6.68%
S&P MidCap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
S&P MidCap Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

S&P MidCap Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

S&P MidCap Index Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

S&P MidCap Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the midcap sector. In an attempt to accurately track the performance of the MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure.

S&P MidCap Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

S&P MidCap Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

S&P MidCap Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

S&P MidCap Index Fund | MidCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

S&P MidCap Index Fund | S&P MidCap Index Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPMIX
Redemption Fee	rr_RedemptionFee	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 10.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 826
Annual Return 2013	rr_AnnualReturn2013	33.22%
Annual Return 2014	rr_AnnualReturn2014	9.37%
Annual Return 2015	rr_AnnualReturn2015	(2.29%)
Annual Return 2016	rr_AnnualReturn2016	21.08%
Annual Return 2017	rr_AnnualReturn2017	15.70%
Annual Return 2018	rr_AnnualReturn2018	(11.42%)
Annual Return 2019	rr_AnnualReturn2019	26.06%
Annual Return 2020	rr_AnnualReturn2020	13.32%
Annual Return 2021	rr_AnnualReturn2021	24.04%
Annual Return 2022	rr_AnnualReturn2022	(13.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.68%)
1 Year	rr_AverageAnnualReturnYear01	(10.25%)
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	9.54%
S&P MidCap Index Fund | S&P MidCap Index Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.91%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.11%
S&P MidCap Index Fund | S&P MidCap Index Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.28%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	8.24%
S&P MidCap Index Fund | S&P MidCap Index Fund - K Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIDKX
Redemption Fee	rr_RedemptionFee	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 10.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,417
S&P SmallCap Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	S&P SMALLCAP INDEX FUND Ticker Symbols: SMCIX and SMLKX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The S&P SmallCap Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks of small-sized companies, as represented by the S&P SmallCap 600 Index The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 2.4% of the total market index as measured by the S&P Composite 1500. As of November 30, 2023, companies included in the S&P SmallCap 600 Index range from $225 million to $7.3 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.6 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in relatively smaller companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P SmallCap 600 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the Index and the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 30.99% (Q4, 2020)

Worst Quarter: -32.66% (Q1, 2020)

Year to date performance as of 9/30/2023: 0.94%

Date of inception: 10/2/96

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P SmallCap Index Fund | S&P SmallCap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	5.82%
S&P SmallCap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
S&P SmallCap Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

S&P SmallCap Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

S&P SmallCap Index Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

S&P SmallCap Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the small-cap sector. In an attempt to accurately track the performance of the SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure.

S&P SmallCap Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

S&P SmallCap Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

S&P SmallCap Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

S&P SmallCap Index Fund | SmallCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

S&P SmallCap Index Fund | Financial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Sector Risk: The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

S&P SmallCap Index Fund | S&P SmallCap Index Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMCIX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Annual Return 2013	rr_AnnualReturn2013	39.76%
Annual Return 2014	rr_AnnualReturn2014	5.58%
Annual Return 2015	rr_AnnualReturn2015	(0.92%)
Annual Return 2016	rr_AnnualReturn2016	25.03%
Annual Return 2017	rr_AnnualReturn2017	12.34%
Annual Return 2018	rr_AnnualReturn2018	(9.12%)
Annual Return 2019	rr_AnnualReturn2019	21.94%
Annual Return 2020	rr_AnnualReturn2020	11.37%
Annual Return 2021	rr_AnnualReturn2021	26.77%
Annual Return 2022	rr_AnnualReturn2022	(16.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.66%)
1 Year	rr_AverageAnnualReturnYear01	(32.66%)
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	15.77%
S&P SmallCap Index Fund | S&P SmallCap Index Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.23%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	8.45%
S&P SmallCap Index Fund | S&P SmallCap Index Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.28%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	8.24%
S&P SmallCap Index Fund | S&P SmallCap Index Fund - K Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMLKX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,477
Shelton Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON EQUITY INCOME FUND Ticker Symbols: EQTIX and EQTKX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Shelton Equity Income Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. The Fund’s policy of investing in common stocks may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential.

When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton Capital Management may allow all or a portion of the stock to be sold or “called away” by the option buyer. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website (www.sheltoncap.com) or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:18.63% (Q2, 2009)

Worst Quarter: -20.02% (Q4, 2008)

Year to date performance as of 9/30/2023: 8.72%

Date of inception: 9/4/96

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Shelton Equity Income Fund | S&P 500 Composite Stock Price Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Shelton Equity Income Fund | CBOE S&P 500 BuyWrite Monthly Index (BXM)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Shelton Equity Income Fund | S&P / Citigroup Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Shelton Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Shelton Equity Income Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Shelton Equity Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Shelton Equity Income Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Shelton Equity Income Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Shelton Equity Income Fund | Market Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Shelton Equity Income Fund | Economic and Political Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Shelton Equity Income Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Shelton Equity Income Fund | Stock Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Futures Risk. The Fund’s primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Shelton Equity Income Fund | Option Call and Put Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Option Call and Put Risk. The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Shelton Equity Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Shelton Equity Income Fund | Sector Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds’ performance may be significantly impacted by the performance of this sector.

Shelton Equity Income Fund | Value Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be “out of favor” with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Shelton Equity Income Fund | Shelton Equity Income Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQTIX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2013	rr_AnnualReturn2013	31.80%
Annual Return 2014	rr_AnnualReturn2014	13.43%
Annual Return 2015	rr_AnnualReturn2015	(1.11%)
Annual Return 2016	rr_AnnualReturn2016	11.23%
Annual Return 2017	rr_AnnualReturn2017	12.71%
Annual Return 2018	rr_AnnualReturn2018	(10.02%)
Annual Return 2019	rr_AnnualReturn2019	25.38%
Annual Return 2020	rr_AnnualReturn2020	6.98%
Annual Return 2021	rr_AnnualReturn2021	23.87%
Annual Return 2022	rr_AnnualReturn2022	(10.25%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
1 Year	rr_AverageAnnualReturnYear01	(16.59%)
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	10.36%
Shelton Equity Income Fund | Shelton Equity Income Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.10%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Shelton Equity Income Fund | Shelton Equity Income Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Shelton Equity Income Fund | Shelton Equity Income Fund - K Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQTKX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Nasdaq-100 Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	NASDAQ-100 INDEX FUND Ticker Symbols: NASDX, NDXKX and NQQQX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq- 100 Index®.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Nasdaq, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks comprising the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the Index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Index range from $9.7 billion to $2,954 billion in market capitalization as of November 30, 2023. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund’s portfolio to track the Index or to reflect occasional changes in the Index’s composition. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund is classified as “diversified” as defined under the Investment Company Act of 1940, as amended, but may exceed the applicable diversification limits, solely as a result of a change in relative market capitalizations or index weightings of one or more stocks in the Nasdaq-100 Index®. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were always managed within the limits ordinarily applicable to a diversified management investment company. The Fund intends to maintain its equity holdings in approximately the same proportion as the Nasdaq-100 Index®. Shareholder approval will not be sought when the Fund exceeds the applicable diversification limits due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Index®.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 29.97% (Q2, 2020)

Worst Quarter: -23.81% (Q4, 2008)

Year to date performance as of 9/30/2023: 35.03%

Date of inception:1/18/00

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Nasdaq-100 Index Fund | Nasdaq-100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	12.35%
Nasdaq-100 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Nasdaq-100 Index Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. To the extent the Fund is managed as a non-diversified investment company, it is subject to the greater risk that the value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment- level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Nasdaq-100 Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Nasdaq-100 Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Nasdaq-100 Index Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Nasdaq-100 Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure.

Nasdaq-100 Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Nasdaq-100 Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

Nasdaq-100 Index Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Nasdaq-100 Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

Nasdaq-100 Index Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Nasdaq-100 Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Nasdaq-100 Index Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the Index could result in the negative performance of the Index and the Fund. Additionally, the significant concentration of information technology stocks makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the information technology sector will result in negative Fund performance.

Nasdaq-100 Index Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Nasdaq-100 Index Fund | Nasdaq-100 Index Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NASDX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 807
Annual Return 2013	rr_AnnualReturn2013	36.96%
Annual Return 2014	rr_AnnualReturn2014	18.96%
Annual Return 2015	rr_AnnualReturn2015	9.16%
Annual Return 2016	rr_AnnualReturn2016	6.44%
Annual Return 2017	rr_AnnualReturn2017	31.25%
Annual Return 2018	rr_AnnualReturn2018	(1.23%)
Annual Return 2019	rr_AnnualReturn2019	38.26%
Annual Return 2020	rr_AnnualReturn2020	48.59%
Annual Return 2021	rr_AnnualReturn2021	27.37%
Annual Return 2022	rr_AnnualReturn2022	(32.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	35.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	27.67%
10 Years	rr_AverageAnnualReturnYear10	22.50%
Nasdaq-100 Index Fund | Nasdaq-100 Index Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(33.17%)
5 Years	rr_AverageAnnualReturnYear05	10.85%
10 Years	rr_AverageAnnualReturnYear10	15.09%
Nasdaq-100 Index Fund | Nasdaq-100 Index Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.20%)
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	13.58%
Nasdaq-100 Index Fund | Nasdaq-100 Index Fund - K Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NDXKX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
Nasdaq-100 Index Fund | Nasdaq-100 Index Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NQQQX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	111
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 470
U.S. Government Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT SECURITIES FUND Ticker Symbols: CAUSX and CAUKX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton Capital Management, the investment advisor to the Fund, generally seeks to target the Fund’s dollar-weighted average portfolio duration in a range between three to twelve years. Generally, Shelton Capital Management seeks a balance between risk and return, for example in allocating investments between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton Capital Management generally will consider selling securities from the Fund’s portfolio when it believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 5.92% (Q1, 2020)

Worst Quarter: -5.07% (Q2, 2009)

Year to date performance as of 9/30/2023: -2.20%

Date of inception:12/4/85

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
U.S. Government Securities Fund | Bloomberg GNMA Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.48%
5 Years	rr_AverageAnnualReturnYear05	(3.03%)
10 Years	rr_AverageAnnualReturnYear10	(0.50%)
U.S. Government Securities Fund | Bloomberg U.S. Treasury Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	(2.62%)
10 Years	rr_AverageAnnualReturnYear10	(0.10%)
U.S. Government Securities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
U.S. Government Securities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

U.S. Government Securities Fund | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

U.S. Government Securities Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.
U.S. Government Securities Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

U.S. Government Securities Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

U.S. Government Securities Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

U.S. Government Securities Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

U.S. Government Securities Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. The U.S. Government agency securities in which the Fund may invest include securities issued by the Government National Mortgage Association (“Ginnie Mae”). Securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. Government. Other U.S. Government securities are supported only by the credit of the issuer or instrumentality. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.

U.S. Government Securities Fund | U.S. Government Securities Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAUSX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,060
Annual Return 2013	rr_AnnualReturn2013	(2.67%)
Annual Return 2014	rr_AnnualReturn2014	2.86%
Annual Return 2015	rr_AnnualReturn2015	0.51%
Annual Return 2016	rr_AnnualReturn2016	0.21%
Annual Return 2017	rr_AnnualReturn2017	0.91%
Annual Return 2018	rr_AnnualReturn2018	0.48%
Annual Return 2019	rr_AnnualReturn2019	4.97%
Annual Return 2020	rr_AnnualReturn2020	5.33%
Annual Return 2021	rr_AnnualReturn2021	(2.99%)
Annual Return 2022	rr_AnnualReturn2022	(7.83%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.07%)
1 Year	rr_AverageAnnualReturnYear01	(7.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
10 Years	rr_AverageAnnualReturnYear10	0.11%
U.S. Government Securities Fund | U.S. Government Securities Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	(0.44%)
U.S. Government Securities Fund | U.S. Government Securities Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	(0.17%)
U.S. Government Securities Fund | U.S. Government Securities Fund - K Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAUKX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,644
The United States Treasury Trust
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE UNITED STATES TREASURY TRUST Ticker Symbol: UTSXX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $24 account fee may be charged to accounts.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expense structure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the Fund’s weighted average maturity does not exceed the Rule 2a-7 requirements under the Investment Company Act of 1940, as amended, currently 60 days. It is the Fund’s policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 1.39% (Q3, 2023)

Worst Quarter: 0.00% (Q1, 2022)

Year to date performance as of 9/30/2023: 3.30%

Date of inception: 4/26/89

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)- UTSXX
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Seven-day yield as of 12/31/22: 3.29% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Seven-day yield as of 12/31/22
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 955-9988
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	3.29%
The United States Treasury Trust | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
The United States Treasury Trust | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

The United States Treasury Trust | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.
The United States Treasury Trust | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The United States Treasury Trust | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

The United States Treasury Trust | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

The United States Treasury Trust | The United States Treasury Trust - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTSXX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.28%
Annual Return 2018	rr_AnnualReturn2018	1.28%
Annual Return 2019	rr_AnnualReturn2019	1.63%
Annual Return 2020	rr_AnnualReturn2020	0.25%
Annual Return 2021	rr_AnnualReturn2021	none
Annual Return 2022	rr_AnnualReturn2022	1.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	0.44%
Shelton Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON SUSTAINABLE EQUITY FUND Ticker Symbol: NEXTX and NEXIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Shelton Sustainable Equity Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the sustainable economy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in equities of “Sustainable” companies. Shelton Capital Management, the Fund’s investment adviser, identifies Sustainable companies as those which fulfill one or more of the requirements of our PRIME criteria:

● Principles: Encourage and improve human well-being and personal freedom

● Research: R&D of new technologies that provide for more efficient resource utilization

● Impact: Help scale the above advantages to a broader range of beneficiaries

● Mitigation: Reduce environmental risks and halt or reverse the effects of climate change

● Evolution: Increase economic efficiencies and limit the effects of systematic economic risks

Shelton Capital Management evaluates a company’s performance on Environmental, Social and Governance factors (“ESG”) as contributing to a qualification as a Sustainable company. Such factors include but are not limited to: GHG emissions, energy, water and waste management, productivity, product quality and safety, employee health safety, business ethics and corporate governance.

Sustainable companies exist across all sectors and sub-sectors of the economy. For example, within agriculture, many firms are working towards executing sustainable farming practices, or providing the methods to do so. Shelton Capital Management considers the complete scope of operations for any firm including clients and vendors Firms that actively consider the welfare of their employee base in the growth of their business can be found in any industry, and in many if not all parts of the world.

The Fund will invest in U.S. common and foreign stocks and American Depository Receipts (“ADRs”) The Fund may invest in companies of all sizes and seeks diversification by economic sector and geography.

Shelton Capital Management analyzes stocks considered for ownership by the Fund based on how the characteristics that qualify them for the sustainable economy contribute to improving the financial condition of the firm. Shelton Capital Management employs both qualitative and quantitative fundamental analysis designed to evaluate each company’s financial condition and relative industry position, as well as qualitative criteria derived from macro-economics.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts of indices and similar investments when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures on indices and similar investments allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 44.62% (Q4, 2020)

Worst Quarter: -18.32% (Q1, 2020)

Year to date performance as of 9/30/2023: -5.77%

Date of inception: 3/12/13

*Not annualized

The returns above are for the Investor share class of the Fund. The Institutional class would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Institutional class’ returns will be higher over the long-term when compared to the Investor share class’ returns to the extent that the Investor share class has higher expenses.

After-tax returns for the Investor share class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Investor Class, after tax-returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Investor share class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor share class.
Shelton Sustainable Equity Fund | S&P 500 Composite Stock Price Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.93%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.64%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%	[4]
Shelton Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Shelton Sustainable Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.
Shelton Sustainable Equity Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Shelton Sustainable Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Shelton Sustainable Equity Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Shelton Sustainable Equity Fund | Market Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in European stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Shelton Sustainable Equity Fund | Economic and Political Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Shelton Sustainable Equity Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Shelton Sustainable Equity Fund | MidCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Shelton Sustainable Equity Fund | SmallCap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Shelton Sustainable Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Shelton Sustainable Equity Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Shelton Sustainable Equity Fund | Concentration and Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration and Sector Risk. If holdings of the Fund are concentrated into a few companies or economic sectors, the fund may be more volatile than a less concentrated fund and, in the event, that the holdings perform poorly, the Fund may under-perform other investments that are less concentrated. To the extent the Fund focuses its investments in one or more sectors, the Fund will be subject, to a greater extent than if its investments were less concentrated, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Shelton Sustainable Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Shelton Sustainable Equity Fund | Non-U.S. Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Shelton Sustainable Equity Fund | Environmental Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Environmental Investing Risk. The Fund’s environmental criteria limits the available investments compared to similar funds that do not have the same criteria limits. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Shelton Sustainable Equity Fund | Shelton Sustainable Equity Fund - Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEXTX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,489
Annual Return 2014	rr_AnnualReturn2014	(1.48%)
Annual Return 2015	rr_AnnualReturn2015	0.82%
Annual Return 2016	rr_AnnualReturn2016	(4.27%)
Annual Return 2017	rr_AnnualReturn2017	29.52%
Annual Return 2018	rr_AnnualReturn2018	(18.90%)
Annual Return 2019	rr_AnnualReturn2019	43.72%
Annual Return 2020	rr_AnnualReturn2020	113.87%
Annual Return 2021	rr_AnnualReturn2021	2.65%
Annual Return 2022	rr_AnnualReturn2022	(26.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.32%)
1 Year	rr_AverageAnnualReturnYear01	(26.80%)
5 Years	rr_AverageAnnualReturnYear05	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Shelton Sustainable Equity Fund | Shelton Sustainable Equity Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
5 Years	rr_AverageAnnualReturnYear05	12.99%
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%
Shelton Sustainable Equity Fund | Shelton Sustainable Equity Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	11.17%
Since Inception	rr_AverageAnnualReturnSinceInception	11.58%
Shelton Sustainable Equity Fund | Shelton Sustainable Equity Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEXIX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190

[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.26%, 0.49%, and 0.99% for the Institutional Class, Investor Class and Class K shares, respectively. This agreement (the “Expense Agreement”) shall continue until January 1, 2025. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. S Shelton will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.
[2]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.75% and 1.25%. This agreement (the “Expense Agreement”) shall continue until January 1, 2025. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.
[3]	Restated to reflect current expense structure.
[4]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.